Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Current assets:
Cash and cash equivalents	$ 45,257	$ 25,178	$ 32,363
Deferred expenses	1,047	1,808	2,353
Prepaid expenses and other current assets	1,138	865	1,433
Total current assets	47,442	27,851	36,149
Property and equipment (net of accumulated depreciation)	278	2,393	4,350
Intangible assets (net of accumulated amortization)	3,291	3,261	4,575
Operating right-of-use asset (net of accumulated amortization)		4,839
Other assets	11	182	183
Total assets	51,022	38,526	45,257
Current liabilities:
Accounts payable	454	410	976
Accrued expenses	2,206	1,737	3,478
Common stock warrant liability	4,085	17	19
Current portion of operating lease liability		962
Deferred revenue		165
Other current liabilities			48
Total current liabilities	6,745	3,291	4,521
Operating lease liability, net of current portion		5,055
Other liabilities			1,205
Total liabilities	6,745	8,346	5,726
Commitments and contingencies – Note 9
Stockholders’ equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; Series B Preferred Stock; 0 shares issued and outstanding at October 31, 2020 and 2019. Liquidation preference of $0 at October 31, 2020 and 2019.
Common stock - $0.001 par value; 170,000,000 shares authorized, 78,074,023 and 50,201,671 shares issued and outstanding at October 31, 2020 and 2019.	146	78	50
Additional paid-in capital	467,287	440,840	423,750
Accumulated deficit	(423,156)	(410,738)	(384,269)
Total stockholders’ equity	44,277	30,180	39,531
Total liabilities and stockholders’ equity	$ 51,022	$ 38,526	$ 45,257